Shareholder Report, Holdings (Details)_15	Jun. 30, 2024
Institutional Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Institutional Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Institutional Shares | Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Institutional Shares | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Institutional Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | John Deere Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Shares | CNH Equipment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Shares | CarMax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Shares | Ford Credit Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Institutional Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Shares | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
Investor Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Investor Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Investor Shares | Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Investor Shares | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | John Deere Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Shares | CNH Equipment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Shares | CarMax Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Shares | Ford Credit Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Investor Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Investor Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Investor Shares | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Investor Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)